Short-Term Investments	12 Months Ended
Dec. 31, 2018
Schedule Of Investments [Abstract]
SHORT-TERM INVESTMENTS
6.	SHORT-TERM INVESTMENTS

Short-term investments represent structured deposits with maturities of less than one year. In accordance with ASC 825, the Company elected the fair value method at the date of initial recognition and carried these short-term investments at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive (loss) income as short-term investment income. Short-term investments balance as of December 31, 2018 is primarily denominated in the following currencies:

	As of December 31, 2017		As of December 31, 2018
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	—	—	100,022	100,022
US$	—	—	10,049	68,971
Total		—		168,993